Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Income tax provision			$ 0	$ 0	$ 0
Percentage of valuation allowance against deferred tax assets			100.00%
Decrease in valuation allowance			$ 1,100,000	76,600,000
U.S. corporate income tax rate			34.00%
Tax Cuts and Jobs Act of 2017, accounting complete			false
Provisional income tax due to reduction in deferred tax assets			$ 143,500
Scenario, Plan [Member]
Operating Loss Carryforwards [Line Items]
U.S. corporate income tax rate		21.00%
New York State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income			149,000,000
New York City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income			$ 133,300,000
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period			Dec. 31, 1998
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period			Dec. 31, 2017
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 211,300,000	209,300,000	184,500,000
Operating loss carryforwards, amount subject to limitations			210,500,000
Operating loss carryforwards, annual limitation			27,500
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income			209,500,000
Federal [Member] | Expire Between 2018 and 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			1,000,000
Federal [Member] | Tax Year 2013 [Member]
Operating Loss Carryforwards [Line Items]
Examination of federal income tax return, date of examination	Dec. 31, 2013
Federal [Member] | Research and Development Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards			$ 4,300,000	4,000,000	3,800,000
Tax credit carryforwards, expiration dates			2037
State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 800,000	800,000
Operating loss carryforwards, expiration dates			2037
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 25,000,000	21,100,000	$ 22,100,000
Federal and State [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period			Dec. 31, 2014
Federal and State [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period			Dec. 31, 2017
Minimum [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates			2018
Minimum [Member] | State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 27,300,000	27,300,000
Maximum [Member]
Operating Loss Carryforwards [Line Items]
U.S. corporate income tax rate			35.00%
Maximum [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates			2037
Maximum [Member] | State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 150,300,000	$ 153,000,000